Non-controlling interests - Summarised Financial Information of ViiV Healthcare Group and GSK Consumer Healthcare Joint Venture (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of noncontrolling interests [line items]
Turnover	£ 30,328	£ 29,324	£ 24,696
Profit after taxation	380	665	711
Other comprehensive income/(expense) for the year	(317)	(831)	(337)
Total comprehensive income	355	637	691
Non-current assets	40,361	39,377
Current assets	18,644	20,769
Total assets	59,005	60,146
Current liabilities	(21,068)	(22,810)
Non-current liabilities	(25,142)	(27,240)
Total liabilities	(46,210)	(50,050)
Net liabilities	12,795	10,096
Net cash inflow from operating activities	6,768	7,403	7,952
Net cash outflow from investing activities	(1,595)	(8,772)	(1,777)
Net cash outflow from financing activities	(5,641)	823	(7,589)
ViiV Healthcare
Disclosure of noncontrolling interests [line items]
Turnover	6,308	5,619	4,637
Profit after taxation	2,034	1,528	1,087
Other comprehensive income/(expense) for the year	(19)	94	(17)
Total comprehensive income	2,015	1,622	1,070
Non-current assets	2,528	2,716
Current assets	3,330	3,354
Total assets	5,858	6,070
Current liabilities	(3,881)	(3,762)
Non-current liabilities	(8,453)	(8,983)
Total liabilities	(12,334)	(12,745)
Net liabilities	(6,476)	(6,675)
Net cash inflow from operating activities	2,192	3,442	2,128
Net cash outflow from investing activities	(2)	(174)	(287)
Net cash outflow from financing activities	(2,463)	(2,718)	(1,608)
Increase/(decrease) in cash and bank overdrafts in the year	£ (273)	£ 550	£ 233